Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0002031069
Registrant Name	Hashdex Nasdaq CME Crypto Index ETF
Registration File Number	333-280990
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Hashdex Nasdaq CME Crypto Index ETF
Street 1	19 West 44th Street, Suite 200
City	New York
State or Country Code	NY
Zip Code	10036
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A